Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

July 2, 2018

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Trust”) File Nos. 33-72424, 811-8194 Post-Effective Amendment No. 215

Dear Sir/Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the final Prospectus and Statement of Additional Information with respect to the above-referenced Trust, effective June 29, 2018, does not differ from that filed electronically via EDGAR with Post-Effective Amendment No. 215 on June 29, 2018.

The SEC Staff is requested to address any comments on this filing to me at (720) 917-0785.

Sincerely,

/s/ Karen S. Gilomen

Karen S. Gilomen

Secretary

Enclosure

cc:	Peter H. Schwartz, Esq. Davis Graham & Stubbs LLP